Agreements and Transactions with Affiliates	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Agreements and Transactions with Affiliates

4. Agreements and Transactions with Affiliates

DCP Midstream, LLC

Omnibus Agreement and Other General and Administrative Charges

We have entered into an omnibus agreement, as amended, or the Omnibus Agreement, with DCP Midstream, LLC.

Following is a summary of the fees we incurred under the Omnibus Agreement as well as other fees paid to DCP Midstream, LLC:

	Year Ended December 31,
	2012	2011	2010
	(Millions)
Omnibus Agreement	$26	$10	$10
Other fees — DCP Midstream, LLC	31	46	42

Total — DCP Midstream, LLC	$57	$56	$52

Under the Omnibus Agreement, we are required to reimburse DCP Midstream, LLC for salaries of operating personnel and employee benefits, as well as capital expenditures, maintenance and repair costs, taxes and other direct costs incurred by DCP Midstream, LLC on our behalf. We also pay DCP Midstream, LLC an annual fee under the Omnibus Agreement for centralized corporate functions performed by DCP Midstream, LLC on our behalf, including legal, accounting, cash management, insurance administration and claims processing, risk management, health, safety and environmental, information technology, human resources, credit, payroll, taxes and engineering.

On January 3, 2012, we extended the omnibus agreement through December 31, 2012 for an annual fee of $18 million, with the primary increase resulting from the acquisition of the remaining 49.9% interest in East Texas. On March 30, 2012, in conjunction with our acquisition of the remaining 66.67% interest in Southeast Texas, we increased the annual fee we pay to DCP Midstream, LLC under the agreement by $10 million, prorated for the remainder of the 2012 calendar year. These fees were previously allocated to East Texas and Southeast Texas. In July 2012, in conjunction with our acquisition of the minority ownership interests in the Mont Belvieu fractionators, we increased the annual fee we pay to DCP Midstream, LLC by less than $1 million, prorated for the remainder of the 2012 calendar year. As a result of these transactions, the annual fee payable in future years to DCP Midstream, LLC will be $29 million. The Omnibus Agreement also addresses the following matters:

•	DCP Midstream, LLC’s obligation to indemnify us for certain liabilities and our obligation to indemnify DCP Midstream, LLC for certain liabilities;

•

DCP Midstream, LLC’s obligation to continue to maintain its credit support for our obligations related to commercial contracts with respect to its business or operations that were in effect at December 7, 2005 until the expiration of such contracts; and

•

Our general partner will have the right to agree to further increases in connection with expansions of our operations through the acquisition or construction of new assets or businesses, with the concurrence of the special committee of DCP Midstream GP, LLC’s board of directors.

Before the addition of East Texas and Southeast Texas to the Omnibus Agreement, East Texas and Southeast Texas incurred general and administrative expenses directly from DCP Midstream, LLC. During each of the years ended December 31, 2011 and 2010, East Texas incurred $8 million, and during the years ended December 31, 2012, 2011 and 2010, Southeast Texas incurred $3 million, $10 million and $12 million, respectively, which includes expenses for our predecessor operations. General and administrative expenses incurred by East Texas and Southeast Texas effective January 3, 2012 and March 30, 2012, respectively, are covered by the Omnibus Agreement.

In addition to the Omnibus Agreement and amounts incurred by East Texas and Southeast Texas, we incurred other fees with DCP Midstream, LLC, which includes expenses for our predecessor operations, of $1 million for each of the years ended December 31, 2012 and 2011 and $2 million for the year ended December 31, 2010. These amounts include allocated expenses, including professional services, insurance, internal audit and various other corporate functions. The Eagle Ford system incurred $27 million in general and administrative expenses directly from DCP Midstream, LLC for each of the years ended December 31, 2012 and 2011 and $20 million in general and administrative expenses directly from DCP Midstream, LLC for the year ended December 31, 2010.

On February 14, 2013, we entered into a Services Agreement with DCP Midstream, LLC, which replaces the Omnibus Agreement, whereby DCP Midstream, LLC will continue to provide us with the general and administrative services previously provided under the Omnibus Agreement. The annual fee payable in future years to DCP Midstream, LLC under the Services Agreement will be consistent with the fee structure previously payable under the Omnibus Agreement, and will be $29 million for 2013. Pursuant to the Services Agreement, we will reimburse DCP Midstream, LLC for expenses and expenditures incurred or payments made on our behalf.

Competition

None of DCP Midstream, LLC, or any of its affiliates, including Spectra Energy and Phillips 66, is restricted, under either the partnership agreement or the Omnibus Agreement, from competing with us. DCP Midstream, LLC and any of its affiliates, including Spectra Energy and Phillips 66, may acquire, construct or dispose of additional midstream energy or other assets in the future without any obligation to offer us the opportunity to purchase or construct those assets.

Other Agreements and Transactions with DCP Midstream, LLC

DCP Midstream, LLC was a significant customer during the years ended December 31, 2012, 2011 and 2010. We sell a portion of our residue gas, NGLs and condensate to, purchase natural gas and other petroleum products from, and provide gathering and transportation services for, DCP Midstream, LLC. We anticipate continuing to purchase from and sell commodities and services to DCP Midstream, LLC in the ordinary course of business. In addition, DCP Midstream, LLC conducts derivative activities on our behalf. We have and may continue to enter into derivative transactions directly with DCP Midstream, LLC, whereby DCP Midstream, LLC is the counterparty.

We have a contractual arrangement with DCP Midstream, LLC, through March 2022, in which we pay DCP Midstream, LLC a fee for processing services associated with the gas we gather on our Southern Oklahoma system, which is part of our Natural Gas Services segment. In addition, in February 2010, a contract was signed with DCP Midstream, LLC providing for adjustments to those fees based upon plant efficiencies related to our portion of volumes from the Southern Oklahoma system being processed at DCP Midstream, LLC’s plant through March 2022. We generally report fees associated with these activities in the consolidated statements of operations as purchases of natural gas, propane, NGLs and condensate from affiliates. In addition, as part of this arrangement, DCP Midstream, LLC pays us a fee for certain gathering services. We generally report revenues associated with these activities in the consolidated statements of operations as transportation, processing and other to affiliates.

DCP Midstream, LLC owns certain assets and is party to certain contractual relationships around our Pelico system, included in our Northern Louisiana system, which is part of our Natural Gas Services segment, that are periodically used for the benefit of Pelico. DCP Midstream, LLC is able to source natural gas upstream of Pelico and deliver it to us and is able to take natural gas from the outlet of the Pelico system and market it downstream of Pelico. We purchase natural gas from DCP Midstream, LLC upstream of Pelico and transport it to Pelico under an interruptible transportation agreement with an affiliate. Our purchases from DCP Midstream, LLC are at DCP Midstream, LLC’s actual acquisition cost plus any transportation service charges. Volumes that exceed our on-system demand are sold to DCP Midstream, LLC at an index-based price, less contractually agreed to marketing fees. Revenues associated with these activities are reported gross in our consolidated statements of operations as sales of natural gas, propane, NGLs and condensate to affiliates.

In our Natural Gas Services segment, we sell NGLs processed at certain of our plants, and sell condensate removed from the gas gathering systems that deliver to certain of our systems under contracts to a subsidiary of DCP Midstream, LLC equal to that subsidiary’s net weighted-average sales price, adjusted for transportation, processing and other charges from the tailgate of the respective asset.

As a result of a downstream outage, certain of our assets were required to curtail NGL production during 2012. DCP Midstream, LLC has reimbursed us for the impact of the curtailment and accordingly, we have recorded $3 million to sales of natural gas, propane, NGLs and condensate to affiliates and less than $1 million to transportation, processing and other to affiliates in the consolidated statements of operations for the year ended December 31, 2012.

In conjunction with our acquisitions of our East Texas and Southeast Texas systems, which are part of our Natural Gas Services segment, we entered into agreements with DCP Midstream, LLC whereby DCP Midstream, LLC will reimburse us for certain expenditures on East Texas and Southeast Texas capital projects. These reimbursements are for specific capital projects which have commenced within three years from the respective acquisition dates. DCP Midstream, LLC made capital contributions to East Texas for capital projects of $5 million, $18 million and $14 million for the years ended December 31, 2012, 2011 and 2010, respectively. DCP Midstream, LLC made capital contributions to Southeast Texas for capital projects of $5 million for the year ended December 31, 2012.

During the year ended December 31, 2011, East Texas received $8 million in business interruption recoveries related to the first quarter 2009 fire that was caused by a third party underground pipeline rupture outside of our property, or the East Texas recovery settlement. We have allocated the recoveries based upon relative ownership percentages at the time the losses were incurred, factoring in amounts previously reimbursed to us by DCP Midstream, LLC. For the year ended December 31, 2011, we recorded $7 million to our consolidated statement of operations in “sales of natural gas, propane, NGLs and condensate”, with $5 million representing DCP Midstream, LLC’s portion in “net income attributable to noncontrolling interests.”

On September 16, 2010, we entered into an agreement with DCP Midstream, LLC to sell certain surplus equipment at Collbran, part of our Natural Gas Services segment, with a net book value of $6 million for net proceeds of $3 million. The surplus equipment is the result of a consolidation of operations at our Anderson Gulch plant in the Piceance Basin. The net proceeds of $3 million were distributed 75% to us and 25% to the noncontrolling interest in Collbran, based upon proportionate ownership, during the year ended December 31, 2010. The sale was completed when title to the surplus equipment passed to DCP Midstream, LLC in March 2011. We have recognized a distribution of $3 million for year ended December 31, 2011 to DCP Midstream, LLC in our consolidated statements of changes in equity representing the difference between the net book value and the proceeds received for the surplus equipment.

In our NGL Logistics segment, we also have a contractual arrangement with a subsidiary of DCP Midstream, LLC that provides that DCP Midstream, LLC will pay us to transport NGLs over our Seabreeze and Wilbreeze pipelines, pursuant to fee-based rates that will be applied to the volumes transported. DCP Midstream, LLC is the sole shipper on these pipelines under the transportation agreements. We generally report revenues associated with these activities in the consolidated statements of operations as transportation, processing and other to affiliates.

With respect to our Wattenberg pipeline, effective January 1, 2011, we entered into a 10-year dedication and transportation agreement with a subsidiary of DCP Midstream, LLC whereby certain NGL volumes produced at several of DCP Midstream, LLC’s processing facilities are dedicated for transportation on the Wattenberg pipeline. We collect fee-based transportation revenues under our tariff. We generally report revenues associated with these activities in the consolidated statements of operations as transportation, processing and other to affiliates.

We pay a fee to DCP Midstream, LLC to operate our DJ Basin NGL fractionators and receive fees for the processing of DCP Midstream, LLC’s committed NGLs produced by them in Colorado at our DJ Basin NGL fractionators under agreements that are effective through March 2018. We incurred fees of less than $1 million during each of the years ended December 31, 2012 and 2011, which are included in operating and maintenance expense in the consolidated statements of operations.

DCP Midstream, LLC has issued parental guarantees, totaling $25 million as of December 31, 2012, in favor of certain counterparties to our commodity derivative instruments to mitigate a portion of our collateral requirements with those counterparties. We pay DCP Midstream, LLC a fee of 0.5% per annum on these outstanding guarantees.

Spectra Energy

We had propane supply agreements with Spectra Energy that expired in April 2012, which provided us propane supply at our marine terminals, included in our Wholesale Propane Logistics segment, for up to approximately 185 million gallons of propane annually.

ConocoPhillips and Phillips 66

Prior to May 2012, DCP Midstream, LLC and its subsidiaries and affiliates, collectively referred to as DCP Midstream, LLC, was owned 50% by Spectra Energy Corp, or Spectra Energy, and 50% by ConocoPhillips. In May 2012, ConocoPhillips separated its business into two stand-alone publicly traded companies. As a result of this transaction, DCP Midstream, LLC is no longer owned 50% by ConocoPhillips. ConocoPhillips’ 50% ownership interest in DCP Midstream, LLC has been transferred to the new downstream company, Phillips 66.

We have multiple agreements with Phillips 66 and its affiliates, and anticipate continuing to sell to Phillips 66 and its affiliates in the ordinary course of business. Prior to ConocoPhillips’ separation in May 2012, these agreements were with ConocoPhillips. We continue to have agreements with ConocoPhillips, including fee-based and percent-of-proceeds gathering and processing arrangements, and gas purchase and gas sales agreements; however, we do not consider ConocoPhillips to be a related party effective May 1, 2012.

Summary of Transactions with Affiliates

The following table summarizes the transactions with affiliates:

	Year Ended December 31,
	2012	2011	2010
	(Millions)
DCP Midstream, LLC:
Sales of natural gas, propane, NGLs and condensate	$1,630	$2,259	$1,808
Transportation, processing and other	$50	$27	$13
Purchases of natural gas, propane and NGLs	$135	$189	$187
Gains (losses) from commodity derivative activity, net	$53	$1	$(2)
Operating and maintenance expense	$1	$1	$—
General and administrative expense	$57	$56	$52
Spectra Energy:
Purchases of natural gas, propane and NGLs (a)	$166	$321	$164
Other income	$—	$—	$3
ConocoPhillips (b):
Sales of natural gas, propane, NGLs and condensate	$9	$57	$45
Transportation, processing and other	$3	$9	$11
Purchases of natural gas, propane and NGLs	$67	$139	$30
Unconsolidated affiliates:
Purchases of natural gas, propane and NGLs	$2	$6	$5

(a)	Includes a $17 million payment received in December 2010 for reimbursement of damages we incurred when an international propane supplier breached its contract with Spectra Energy.
(b)	In connection with the Phillips 66 separation, ConocoPhillips is not considered to be a related party for periods after April 30, 2012 and Phillips 66 is considered a related party for periods starting May 1, 2012.

We had balances with affiliates as follows:

	December 31,
	2012	2011
	(Millions)
DCP Midstream, LLC:
Accounts receivable	$132	$100
Accounts payable	$66	$23
Unrealized gains on derivative instruments—current	$48	$1
Unrealized gains on derivative instruments— long term	$64	$—
Unrealized losses on derivative instruments—current	$(11)	$(1)
Unrealized losses on derivative instruments—long term	$—	$(3)
Spectra Energy:
Accounts payable	$5	$29
ConocoPhillips (a):
Accounts receivable	$—	$7
Accounts payable	$—	$18
Unrealized gains on derivative instruments—current	$—	$3
Unrealized losses on derivative instruments—current	$—	$(2)
Unconsolidated affiliates:
Accounts payable	$1	$2

(a)	In connection with the Phillips 66 separation, ConocoPhillips is not considered to be a related party for periods after April 30, 2012 and Phillips 66 is considered a related party for periods starting May 1, 2012.